Offerings	Jul. 09, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Rights to receive one (1) of a Class A ordinary share upon the consummation of an initial business combination included as part of the units
Amount Registered | shares	2,875,000
Proposed Maximum Offering Price per Unit	0.00
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(a) under the Securities Act. The registrant previously registered 23,000,000 units (including 3,000,000 units subject to the underwriter's over-allotment option) with each unit consisting of one Class A ordinary share and one right to receive one-eighth (1/8) of a Class A ordinary share upon the consummation of an initial business combination. The registrant has subsequently reduced the number of units being offered to 14,375,000 units (including 1,875,000 units subject to the underwriter's over-allotment option) with each unit consisting of one Class A ordinary share and one right to receive one Class A ordinary share upon the consummation of an initial business combination.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A ordinary shares issuable upon the exercise of the rights included as part of the units
Amount Registered | shares	2,875,000
Proposed Maximum Offering Price per Unit	10.00
Maximum Aggregate Offering Price	$ 28,750,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 3,970.38
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(a) under the Securities Act. The registrant previously registered 23,000,000 units (including 3,000,000 units subject to the underwriter's over-allotment option) with each unit consisting of one Class A ordinary share and one right to receive one-eighth (1/8) of a Class A ordinary share upon the consummation of an initial business combination. The registrant has subsequently reduced the number of units being offered to 14,375,000 units (including 1,875,000 units subject to the underwriter's over-allotment option) with each unit consisting of one Class A ordinary share and one right to receive one Class A ordinary share upon the consummation of an initial business combination.
Offering: 3
Offering:
Fee Previously Paid	true
Rule 457(a)	true
Security Type	Equity
Security Class Title	Units, each consisting of one Class A ordinary share, par value $0.0001 and one right to receive one Class A ordinary share upon the consummation of an initial business combination
Amount Registered | shares	14,375,000
Proposed Maximum Offering Price per Unit	10.00
Maximum Aggregate Offering Price	$ 143,750,000.00
Amount of Registration Fee	$ 19,851.88
Offering Note	Includes 1,875,000 units, consisting of 1,875,000 Class A ordinary shares and 1,875,000 rights, which may be issued upon exercise of a 45-day option granted to the underwriters to cover over-allotments, if any. The registrant previously registered 23,000,000 units (including 3,000,000 units subject to the underwriter's over-allotment option).
Offering: 4
Offering:
Fee Previously Paid	true
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A ordinary shares to be included as part of the units
Amount Registered | shares	14,375,000
Proposed Maximum Offering Price per Unit	0.00
Maximum Aggregate Offering Price	$ 0.00
Amount of Registration Fee	$ 0.00
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(a) under the Securities Act. Pursuant to Rule 416, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share splits, share capitalizations or similar transactions. No fee pursuant to Rule 457(g). The registrant previously registered 23,000,000 Class A ordinary shares included as a part of the units (including 3,000,000 shares included as a part of units subject to the underwriter's over-allotment option).
Offering: 5
Offering:
Fee Previously Paid	true
Rule 457(a)	true
Security Type	Equity
Security Class Title	Rights to receive one (1) of a Class A ordinary share upon the consummation of an initial business combination included as part of the units
Amount Registered | shares	11,500,000
Proposed Maximum Offering Price per Unit	0.00
Maximum Aggregate Offering Price	$ 0.00
Amount of Registration Fee	$ 0.00
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(a) under the Securities Act. Pursuant to Rule 416, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share splits, share capitalizations or similar transactions. No fee pursuant to Rule 457(g).
Offering: 6
Offering:
Fee Previously Paid	true
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A ordinary shares issuable upon the exercise of the rights included as part of the units
Amount Registered | shares	11,500,000
Proposed Maximum Offering Price per Unit	10.00
Maximum Aggregate Offering Price	$ 115,000,000.00
Amount of Registration Fee	$ 15,881.50
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(a) under the Securities Act. The Registrant previously registered and paid for 23,000,000 units and 2,875,000 Class A ordinary shares issuable upon the exercise of the rights included in such units. As a result of the subsequent reduction in the size of the offering and the change in the terms of the rights, the Registrant is reallocating the registration fee previously paid with respect to 8,625,000 units to cover the registration of an additional 8,625,000 Class A ordinary shares issuable upon the exercise of the rights included in the units. No fee pursuant to Rule 457(g).